ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	$ 3,239	$ 3,252	$ 2,870	$ 2,588
Property, plant and equipment	13,232	15,724
Total assets	75,474	82,385
Accounts payable and other	10,550	11,598
Total liabilities	58,166	$ 63,853
Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	115
Accounts receivable and other	352
Property, plant and equipment	1,575
Total assets	2,042
Accounts payable and other	285
Non-recourse borrowings	1,425
Total liabilities	$ 1,710